SHARE OPTIONS AND SHARE WARRANTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($)
Disclosure of classes of share capital [line items]
Weighted-average remaining contractual life of options outstanding | yr	4.33	5.10
Share based payments charge	$ 1,607,000	$ 1,109,000	$ 1,663,000
share based payments capitalised in intangible development project assets	238,000	181,000	219,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Weighted average share price date of exercise for options exercised			2.96
Opening share price	1.28	1.73	2.92
Closing share price	0.57	1.28	1.73
Average share price	1.1
American depositary share [Member]
Disclosure of classes of share capital [line items]
Weighted average share price date of exercise for options exercised			11.84
Opening share price	5.1	6.92	11.69
Closing share price	2.29	$ 5.1	$ 6.92
Average share price	$ 4.42